Share Capital (Details) - Schedule of Company’s Stock Options Outstanding - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Company’s Stock Options Outstanding [Line Items]
Options, Options outstanding, beginning of year	7,235,648	5,272,294
Weighted average exercise price, Options outstanding, beginning of year	$ 2.52	$ 1.42
Options, Granted	2,670,181	3,107,501
Weighted average exercise price, Granted	$ 2.85	$ 4.1
Options, Exercised	(575,676)	(1,016,436)
Weighted average exercise price, Exercised	$ 1.31	$ 1.51
Options, Forfeited/expired	(917,271)	(127,711)
Weighted average exercise price, Forfeited/expired	$ 3.2	$ 3.6
Options, Options outstanding, end of year	8,412,882	7,235,648
Weighted average exercise price, Options outstanding, end of year	$ 2.63	$ 2.52
Options, Options exercisable, end of year	5,921,267	4,928,144
Weighted average exercise price, Options exercisable, end of year	$ 2.39	$ 1.78